Share Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic earnings per common share	$ 2.34	$ 0.98
Diluted earnings per common share	$ 2.33	$ 0.98